Risk and sensitivity analysis - Sensitivity analysis to key market risks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Shareholders' equity	$ 17,088	$ 20,878
Insurance operations
Sensitivity analysis
Shareholders' equity	$ 14,289	$ 12,861
Interest rate risk
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (796)	$ (318)
Net effect on profit after tax, increase in assumption	$ (796)	$ (318)
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Net effect on shareholders' equity, decrease in assumption	$ 137	$ (1,274)
Net effect on profit after tax, decrease in assumption	$ 137	$ (1,274)
Floor for movements in interest rates in sensitivity analysis	0.00%	0.00%
Equity/property market
Sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 372	$ 410
Net effect on profit after tax, increase in assumption	$ 372	$ 410
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (787)	$ (848)
Net effect on profit after tax, decrease in assumption	$ (787)	$ (848)